Unpaid Loss and Loss Adjustment Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unpaid Loss and Loss Adjustment Expense
Activity in the liability for unpaid loss and LAE

The following table presents the activity in the liability for unpaid loss and loss adjustment expense ("LAE") for the nine months ended September 30, 2020 and 2019 ($ in millions):

	Nine Months Ended September 30,
	2020	2019
Unpaid loss and LAE at beginning of period	$28.2	$13.1
Less: Reinsurance recoverable at beginning of period (1)	18.5	11.3
Net unpaid loss and LAE at beginning of period	9.7	1.8
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year	44.1	32.2
Prior years	1.3	(1.8)
Total incurred	45.4	30.4
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year	36.4	36.0
Prior years	11.0	(12.0)
Total paid	47.4	24.0
Unpaid loss and LAE, net of reinsurance recoverable, at end of period	7.7	8.2
Reinsurance recoverable at end of period (1)	32.0	16.4
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$39.7	$24.6
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

The following table presents the activity in the liability for unpaid loss and LAE in 2018 and 2019 ($ in millions):

	December 31,
	2018	2019
Unpaid loss and LAE as of January 1	$2.1	$13.1
Less: Reinsurance recoverable(1)	2.0	11.3
Net unpaid loss and LAE as of January 1	0.1	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	15.2	47.3
Prior years	—	(1.5)
Total incurred	15.2	45.8
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year	13.4	37.7
Prior years	0.1	0.2
Total paid	13.5	37.9
Unpaid loss and LAE, net of reinsurance recoverable, as of December 31	1.8	9.7
Reinsurance recoverable as of December 31(1)	11.3	18.5
Unpaid loss and LAE, gross of reinsurance recoverable, as of December 31	$13.1	$28.2
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

Incurred loss and allocated loss adjustment expense ("ALAE"), net of reinsurance

The following table presents incurred loss and ALAE, net of reinsurance, as well as IBNR loss reserves and the number of reported claims ($ in millions, except for number of claims):

					December 31, 2019
						Cumulative
	December 31,					Number of
	2016	2017	2018	2019	IBNR	Reported Claims
	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—	$—	8
2017	—	1.7	1.7	1.7	—	1,758
2018	—	—	15.0	13.5	0.1	10,522
2019	—	—	—	46.0	3.8	18,364
Total incurred losses and allocated loss adjustment expenses, net				$61.2	$3.9	30,652

Cumulative paid loss and ALAE, net of reinsurance

The following table presents cumulative paid loss and ALAE, net of reinsurance ($ in millions):

	December 31,
	2016	2017	2018	2019
	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—
2017		1.6	1.7	1.7
2018		—	13.2	13.4
2019				36.4
Total paid losses and ALAE, net				$51.5
Total unpaid loss and ALAE reserves, net				$9.7
Ceded unpaid loss and LAE				18.5
Gross unpaid loss and LAE				$28.2

Reconciliation of the net incurred and paid loss information in the loss reserve

The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year is as follows ($ in millions):

	2019 ‑ Current		2019 ‑ Prior
	Accident Year		Accident Year
	Incurred	Paid	Incurred	Paid
Rollforward table	$47.3	$37.7	$(1.5)	$0.2
Development table	46.0	36.4	(1.5)	0.2
Variance	$1.3	$1.3	$—	$—
Unallocated loss adjustment expense	$1.3	$1.3

Average annual percentage payout of accident year incurred claims by age, net of reinsurance

Years	1	2	3
Property & Casualty	91%	9%	0%